Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2023 USD ($) PSU	Mar. 31, 2023 USD ($) PSU	Jun. 30, 2022 USD ($) PSU	Mar. 31, 2022 USD ($) PSU	Dec. 31, 2022 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	388,330	444,620	638,680	513,510	453,900
Beginning balance	$ 10,432	$ 21,239	$ 35,172	$ 26,305	$ 16,506
Granted | PSU		135,690		129,140
Paid | PSU		(191,980)	(184,780)		(1,950)
Forfeited | PSU	(1,280)			(3,970)	(7,330)
Ending balance | PSU	387,050	388,330	453,900	638,680	444,620
Accrual related to the fair value of the PSUs outstanding	$ 2,645	$ 5,855	$ 111	$ 8,625	$ 5,678
Foreign exchange adjustment	185	13	(530)	307	(648)
Paid		(16,675)	(18,247)		(163)
Forfeited	(21)			(65)	(134)
Ending balance	$ 13,241	$ 10,432	$ 16,506	$ 35,172	$ 21,239